Other Financial Information - Property and Equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Property and Equipment
Leasehold improvements	$ 20	$ 20
Machinery and equipment	270	279
Capital lease equipment	76	76
Computer software	130	130
Furniture and fixtures	25	25
Total property and equipment	521	530
Less: accumulated depreciation and amortization	(442)	(366)
Property and equipment, net	79	164	$ 46
Depreciation	$ 100	$ 100